Convertible Redeemable Preferred Shares	12 Months Ended
Jun. 30, 2022
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

13 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

The Company completed several rounds of equity financing and issued the following convertible redeemable preferred shares since its formation. As of June 30, 2019, the following were issued and outstanding: 5,699,962 Series Seed convertible redeemable preferred shares, 7,352,952 Series A convertible redeemable preferred shares in exchange of cash consideration of $3,160,565 (RMB 20,000,000), 6,127,671 Series A-1 convertible redeemable preferred shares in exchange of cash consideration of $6,234,220 (RMB40,000,000), 3,031,476 Series A-2 convertible redeemable preferred shares in exchange of cash consideration of $2,990,878 (RMB20,000,000), and 3,789,358 Series A-3 convertible redeemable preferred shares in exchange of cash consideration of $3,610,056 (RMB25,000,000).

In November 2020, the Company completed Series B and Series B+ equity financing, and issued 8,137,098 Series B convertible redeemable preferred shares and 4,746,653 Series B+ convertible redeemable preferred shares in exchange for cash consideration of $28,028,845 (RMB 190,000,000). The Company incurred issuance costs of $303,402 (RMB2,009,154) in connection with this issuance.

In January 2022, the Company completed Series C equity financing and issued 2,419,909 Series C convertible redeemable Preferred Shares at cash consideration of $11,807,305 (RMB 75,000,000). The issuance cost incurred in connection with the issuance of Series C convertible redeemable Preferred Shares was immaterial.

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years ended June 30, 2022, 2021 and 2020:

	Series Seed	Series A	Series A-1	Series A-2	Series A-3	Series B	Series B+	Series C	Total
Balance as of July 1, 2019	$1,274,990	$3,465,025	$6,545,180	$2,999,512	$3,681,170	$—	$—	$—	$17,965,877
Accretion of preferred shares	—	342,283	684,567	342,283	427,854	—	—	—	1,796,987
Foreign exchange adjustment	(36,110)	(99,792)	(188,685)	(86,608)	(106,327)	—	—	—	(517,522)
Balance as of June 30, 2020	$1,238,880	$3,707,516	$7,041,062	$3,255,187	$4,002,697	$—	$—	$—	$19,245,342
Issuance of preferred shares in exchange of cash	—	—	—	—	—	17,550,274	10,478,571	—	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash	—	—	—	—	—	(191,622)	(111,780)	—	(303,402)
Re-designation of preferred shares	(231,003)	(1,173,993)	(2,246,285)	646,481	—	2,143,716	861,084	—	—
Accretion of preferred shares	—	219,426	487,866	286,141	354,146	1,111,345	570,605	—	3,029,529
Deemed dividends	—	—	635,609	17,724	—	1,314,269	117,184	—	2,084,786
Contribution from preferred shareholders in connection with modification	—	(209)	(51,555)	(22,304)	(27,880)	—	—	—	(101,948)
Foreign exchange adjustment	110,835	324,933	633,472	330,580	385,598	1,147,601	399,897	—	3,332,916
Balance as of June 30, 2021	$1,118,712	$3,077,673	$6,500,169	$4,513,809	$4,714,561	$23,075,583	$12,315,561	$—	$55,316,068
Issuance of preferred shares in exchange of cash	—	—	—	—	—	—	—	11,807,305	11,807,305
Accretion of preferred shares	—	175,472	337,994	288,998	309,818	1,487,127	867,491	398,530	3,865,430
Foreign exchange adjustment	(40,336)	(117,323)	(246,610)	(173,217)	(181,210)	(885,874)	(475,471)	—	(2,120,041)
Balance as of June 30, 2022	$1,078,376	$3,135,822	$6,591,553	$4,629,590	$4,843,169	$23,676,836	$12,707,581	$12,205,835	$68,868,762

Key terms of the convertible redeemable preferred shares are as follows:

Conversion

Each holder of convertible redeemable preferred shares (“Preferred Share”) shall have the right, at such holder’s sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) issuance of additional ordinary shares (2) share dividend and other distribution (3) reorganizations, mergers, consolidations, reclassification, exchange, and substitution.

Each preferred share shall automatically be converted into ordinary shares, based on the then applicable conversion price for each convertible redeemable preferred share, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon the closing of the Qualified IPO.

Qualified IPO is defined as a firm-commitment underwritten public offering of ordinary shares of the Company (or securities representing such ordinary shares) and listing of the shares or backdoor listing (including through a special purpose acquisition company transaction (“SPAC Transaction”) registered under the Securities Act on the New York Stock Exchange, the Nasdaq, the Stock Exchange of Hong Kong Limited, or any other internationally recognized stock exchange.

Redemption

At any time after the earlier of the occurrence of any of following circumstances: a) the Founder commits illegal acts or has material potential integrity problems; b) the Founder loses control of the Company; c) the Company’s business cannot be conducted due to regulatory reasons; d) the Company breaches its obligations or liabilities to investors in terms of corporate governments; or e) any material breach of the Shareholder Agreement, the Share Purchase Agreements and other transaction documents by the Founder (including, without limitation, the transaction documents contain any untrue, inaccurate, incomplete or materially misleading representations and warranties), each holder of the Preferred Shares shall have the right to request for the redemption of part or all of the preferred shares held by them. The redemption is exercised in the sequence of Series C Preferred Share, Series B+ Preferred Share, Series B Preferred Share, Series A-3 Preferred Share, Series A-2 Preferred Share, Series A-1 Preferred Share, and Series A Preferred Share (including Series Seed Preferred Share).

The redemption price per the Preferred Share shall equal the sum of (A) 100% of the issue price corresponding to the redemption shares plus an amount that would provide for a simple interest rate of 8% per annum (calculated on a daily basis from the date on which the issue price of such Preferred Shares was actually paid), plus (B) the declared but unpaid dividends with respect to such redemption shares as of the date on which the holders of convertible redeemable preferred shares actually receive such redemption price. The simple interest rate provided for Series Seed, Series A, Series A-1, Series A-2 and Series A3 Preferred Share was initially agreed at 12% per annum, which was then changed to 8% per annum upon the issuance of Series B and Series B+ Preferred Share in November 2020.

In addition, if the holders of the Preferred Shares failed to exit through the Company’s subsequent equity financing, mergers and acquisition, qualified IPO or other transactions, with an internal rate of return of less than 8% per annum, the holders of Preferred Shares shall have the right to received compensations that will ensure the exit price no less than the sum of (A) 100% of the issue price, (B) a simple interest rate of 8% per annum (calculated on a daily basis from the date on which the issue price of such Preferred Shares was actually paid to the later of the date when the holders actually receive such compensation). The sequence order of exit compensation provided to each holder of Preferred Share, in case if two or more holders made the request, shall be the same as that for redemption.

Liquidation Preference

In the event of a liquidation (including deemed liquidation, such as change in control, etc.), dissolution, winding up or other statutory liquidation event of the Company, either voluntary or involuntary, distributions shall be made in the following manner (after satisfaction of all creditors’ claims and claims that may be preferred by law). A statutory liquidation event shall include (i) a merger, amalgamation or consolidation of the Company; (ii) a sale, exchange, transfer or other disposition of all or substantially all of the assets of the Company.

If there are any assets or funds remaining after distribution in full to the holders of preferred shares, the remaining assets and funds of the Company that is legally available for distribution to the shareholders shall be distributed to the holders of the preferred shares and ordinary shares ratably amongst them in proportion to the number of ordinary shares held by them on an as-converted basis.

The liquidation preference is exercised in the sequence of Series C Preferred Share, Series B+ Preferred Share, Series B Preferred Share, Series A-3 Preferred Share, Series A-2 Preferred Share, Series A-1 Preferred Share, Series A Preferred Share and Series Seed Preferred Share. Upon occurrent of liquidation events, the holders of preferred share shall be entitled to receive the amount equal to 100% of their respective investment amounts. If the assets of the Company are insufficient to make payment of the 100% investment amounts to the holders of preferred shares, the holders of preferred shares are entitled to the amounts at ratably in proportion to the full amount to which the holders are entitled to.

Dividends

No dividends that is more than 30% of the Company’s distributable profits for that year shall be paid unless otherwise approved by more than two-thirds of the voting rights of the shareholders of the Company. The dividend preference sequence is the same as the liquidation preference. After the dividends for the Series C Preferred Share, Series B+/B Preferred Shares, Series A-3/A-2/A-1 Preferred Shares, and Series A (including Series Seed) Preferred Shares have been fully paid, and in the event the Company further declares dividend or distribution in cash or in kind, any additional dividends shall be distributed pro rata among all holders of the ordinary shares and Preferred Shares, provided that the holder of the Series Seed Preferred Shares shall be entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the ordinary shares. No dividend was declared or accrued for the years ended June 30, 2022, 2021 and 2020.

Voting Rights

The holders of all convertible redeemable preferred shares and ordinary shares shall vote together based on their shareholding ratio.

Accounting for the Convertible Redeemable Preferred Shares

The Company has classified the convertible redeemable preferred shares as mezzanine equity as these preferred shares are contingently redeemable upon the occurrence of an event not solely within the control of the Company. Each issuance of the convertible redeemable preferred shares is recognized at the respective issue price at the date of issuance net of issuance costs. In addition, the Company accretes changes in the redemption value of the convertible redeemable preferred shares based on the issuance price plus a pre-determined annualized return set forth in the agreement. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The Company has determined that there was no embedded derivative to be bifurcated and no beneficial conversion feature attributable to all of series preferred shares because the initial effective conversion price of these preferred shares was higher than the fair value of the Company’s common shares at the commitment date determined by the Company taking into account independent valuations.

Deemed dividends to shareholders of Preferred Shares

In September 2020, one Series A-1 investor purchased 1,024,615 Series Seed convertible redeemable preferred shares directly from the four Series Seed convertible redeemable preferred shareholders. These 1,024,615 Series Seed preferred shares were re-designated by the Company as Series A-1 convertible redeemable preferred shares.

In September 2020, certain Series B investors purchased 2,147,316 Series A convertible redeemable preferred shares from a Series A preferred shareholder. These 2,147,316 Series A convertible redeemable preferred shares were re-designated by the Company as Series B convertible redeemable preferred shares.

In December 2020, one Series B+ investor purchased 678,093 Series A-1 convertible redeemable preferred shares from two Series A-1 preferred shareholders. These 678,093 Series A-1 convertible redeemable preferred shares were re-designated by the Company as Series B+ convertible redeemable preferred shares.

In December 2020, one Series B investor purchased 762,855 Series A-1 convertible redeemable preferred shares from one Series A-1 preferred shareholder. These 762,855 Series A-1 convertible redeemable preferred shares were re-designated by the Company as Series B convertible redeemable preferred shares.

In December 2020, two Series A-2 investors purchased 508,570 Series A-1 convertible redeemable preferred shares from one Series A-1 preferred shareholder. These 508,570 Series A-1 convertible redeemable preferred shares were re-designated by the Company as Series A-2 convertible redeemable preferred shares.

The above re-designations were accounted for as an extinguishment of preferred shares from previous series and issuance of respective series of preferred shares. The re-designated series of preferred shares are recorded at fair value on the re-designation date, with the excess of the fair value of re-designated series over the carrying value of preferred shares from previous series on the re-designation date recognized as deemed dividend of $2,084,786 for the years ended June 30, 2021.

Modification of the Preferred Shares

As mentioned in the “Redemption section” under this Note, the redemption price per Series Seed/A/A-1/A-2/A-3 Preferred Share changed upon the issuance of Series B and Series B+ Preferred Share in November 2020. The simple interest rate for Series Seed/A/A-1/A-2/A-3 Preferred Share was initially agreed at 12% per annum before equity financing through Series B/B+ Preferred Share and changed to 8% per annum to keep consistent with the Series B/B+ Preferred Share. Such a change in simple interest rate is accounted for as a modification because the change in far value of Series Seed/A/A-1/A-2/A-3 Preferred Share arising from the change interest rate is less than 2%, and such a change in interest rate did not add or eliminate other key terms of preferred shares. The Company applied modification accounting, with the difference of the fair value of modified series of preferred shares below the fair value before modification recognized as contribution from preferred shareholders of $101,948 for the years ended June 30, 2021.